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June 11, 2014 VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549		Writer’s Direct Contact +1 (212) 468.8053 JBaris@mofo.com

Re:                             The Victory Portfolios — Registration Statement
on Form N-14
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing via EDGAR, a Registration Statement on Form N-14 for the proposed reorganizations of each series of Munder Series Trust (each, a “Munder Fund”) into the series identified below of the Registrant (the “Victory Funds”) as follows:

Munder Funds	Victory Funds
Munder Bond Fund	Munder Total Return Bond Fund
Munder Emerging Markets Small-Cap Fund	Munder Emerging Markets Small-Cap Fund
Munder Growth Opportunities Fund	Munder Growth Opportunities Fund
Munder Index 500 Fund	Munder Index 500 Fund
Munder Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund
Munder Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund
Munder International Fund—Core Equity	Munder International Fund—Core Equity
Munder International Small-Cap Fund	Munder International Small-Cap Fund
Munder Micro-Cap Equity Fund	Integrity Micro-Cap Equity Fund
Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund
Munder Veracity Small-Cap Value Fund	Integrity Small-Cap Value Fund

The opinion required to be filed relating to the legality of the shares being registered is included as an exhibit to the Registration Statement.  Registrant has undertaken to file the required tax opinion in a post-effective amendment to the Registration Statement within a reasonable time after the closing of the reorganizations.  Pro forma financials will not be filed.

No filing fee is due, in accordance with Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant has requested that the filing become effective on July 11, 2014, pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management
Leigh A. Wilson, Chair of the Board
Michael D. Policarpo, II, Victory Capital Management Inc.
Christopher K. Dyer, Victory Capital Management Inc.
Erin G. Wagner, Victory Capital Management Inc.
Edward J. Veilleux, Chief Compliance Officer
Nathan J. Greene, Shearman & Sterling LLP
Kelley Howes
Isabelle Sajous